Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cost
Beginning balance	$ 8,423
Depreciation for the year	85,631	$ 185,300
Ending balance	5,897	8,423
Net carrying amount
Net carrying amount	5,897	8,423
Accumulated depreciation [Member]
Cost
Beginning balance	3,876	311,697
Depreciation for the year	3,833	70,940
Disposal		(10,469)
Disposal of subsidiaries		(368,285)
Exchange realignment	14	(7)
Ending balance	7,723	3,876
Net carrying amount
Net carrying amount	7,723	3,876
Accumulated depreciation [Member] | Computer and equipment [Member]
Cost
Beginning balance	3,876	218,144
Depreciation for the year	3,833	7,539
Disposal		(9,637)
Disposal of subsidiaries		(212,163)
Exchange realignment	14	(7)
Ending balance	7,723	3,876
Net carrying amount
Net carrying amount	7,723	3,876
Accumulated depreciation [Member] | Automobiles [Member]
Cost
Beginning balance		93,553
Depreciation for the year		63,401
Disposal		(832)
Disposal of subsidiaries		(156,122)
Exchange realignment
Ending balance
Net carrying amount
Net carrying amount
Cost [Member]
Cost
Beginning balance	12,299	609,671
Additions	1,281	21,570
Disposal		(47,067)
Disposal of subsidiaries		(572,804)
Exchange realignment	40	929
Ending balance	13,620	12,299
Net carrying amount
Net carrying amount	13,620	12,299
Cost [Member] | Computer and equipment [Member]
Cost
Beginning balance	12,299	244,904
Additions	1,281	3,160
Disposal		(43,847)
Disposal of subsidiaries		(192,847)
Exchange realignment	40	929
Ending balance	13,620	12,299
Net carrying amount
Net carrying amount	13,620	12,299
Cost [Member] | Automobiles [Member]
Cost
Beginning balance		364,767
Additions		18,410
Disposal		(3,220)
Disposal of subsidiaries		(379,957)
Exchange realignment
Ending balance
Net carrying amount
Net carrying amount
Net carrying amount [Member]
Cost
Beginning balance	8,423
Ending balance	5,897	8,423
Net carrying amount
Net carrying amount	5,897	8,423
Net carrying amount [Member] | Computer and equipment [Member]
Cost
Beginning balance	8,423
Ending balance	5,897	8,423
Net carrying amount
Net carrying amount	5,897	8,423
Net carrying amount [Member] | Automobiles [Member]
Cost
Beginning balance
Ending balance
Net carrying amount
Net carrying amount